Related Parties' Transactions And Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Sales to affiliated companies	$ 5,974,744	$ 5,511,549	$ 5,278,521
Related Party
Related Party Transaction [Line Items]
Sales to affiliated companies	147,807	155,728	169,834
Operating Costs and Expenses	0	85	394
Supplies from affiliated companies	15,877	2,143	$ 6,240
Trade receivables and other receivables	102,075	86,535
Trade payables and advances	$ 35,363	$ 33,167
Israeli Partnership | Related Party
Related Party Transaction [Line Items]
Joint venture, ownership percentage	50.00%
Israeli Subsidiary | Related Party
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Elbit Systems of America, LLC | Related Party
Related Party Transaction [Line Items]
Ownership percentage	50.00%